Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

	Effective interest rate p.a.	December, 31
Description		2021	2020

Cash and bank deposits		229,745	465,054
Cash equivalents
Bank Deposit Certificate - CDB	3.33%	2,750,776	2,216,592
Time Deposit - TD	0.05%	91,043	—
Repurchase agreements	0.02%	2,235	361,183
Exclusive investment funds	—	—	21,986
		3,073,799	3,064,815